Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Notes Payable
	June 30,	December 31,
Description	2019	2018
Note payable to a related party	$862	$836
Unsecured short term notes payable	225	-
Secured note payable	1,600	2,400
Total notes payable	2,687	3,236
Less current maturities	1,933	2,437
Long-term note payable	$754	$799

Description	2018	2017
Note payable to a related party	$836	$825
Secured note payable	2,400	-
Total notes payable	3,236	825
Less current maturities	2,437	294
Long-term note payable	$799	$531

Summary Of Aggregate Maturities

2019	$2,437
2020	90
2021	93
2022	616
Total	$3,236

Schedule Of Convertible Notes Payable

	Fixed	Effective
	Conversion	Interest		June 30,	December 31,
Description	Rate	Rate	Maturity Date	2019	2018
Convertible notes dated September 10, 2018	$0.40	8.3%	September 7, 2023	$700	$800
Convertible note dated September 19, 2018	$0.57	8.3%	September 19, 2023	425	425
Convertible notes dated February/March 2019	$0.25	8.3%	February 28, 2024 to March 13, 2024	1,300	-
Convertible notes dated June 2019	$0.10	8.3%	June 7, 2024 to June 19, 2024	340	-
Total principal balance				2,765	1,225
Less Unamortized discount				321	388
				$2,444	$837

Description	Fixed Conversion Rate	Effective Interest Rate	Maturity Date	2018
Convertible notes dated September 10, 2018	$0.40	8.3%	September 7, 2023	$800
Convertible notes dated September 19, 2018	$0.57	8.3%	September 19, 2023	425
Total principal balance				1,225
Less unamortized discount				388
				$837

Reconciliation Of Secured Contingent Obligation At Fair Value
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Secured contingent payment obligation, beginning of period	$25,557	$15,896
Proceeds from contingent payment obligation	-	4,000
Change in fair value	(823)	5,661
Secured contingent payment obligation, end of period	$24,734	$25,557

	2018	2017
Secured contingent payment obligation, beginning of year	$15,896	$14,185
Proceeds from contingent payment obligation	4,000	1,000
Repayment	-	-
Change in fair value	5,661	711
Secured contingent payment obligation, end of year	$25,557	$15,896